Stock - Estimated Fair Value of Restricted Stock Units on Dates of Each Grant Using Binomial Option Pricing Model (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two [Member]
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Expected volatility, lower range	18.25%	20.32%	21.32%
Expected volatility, upper range	23.18%	27.55%	35.35%
Risk-free interest rate, lower range	5.86%	6.84%	6.85%
Risk-free interest rate, upper range	6.33%	6.89%	7.18%
Maximum [Member]
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Dividend yield	1.35%	1.20%	1.17%
Expected term (in years)	4 years	4 years	4 years
Minimum [Member]
Share Based Compensation By Share Based Award Restricted Stock Units Valuation Assumptions [Line Items]
Dividend yield	1.09%	0.77%	0.65%
Expected term (in years)	1 year	1 year	1 year